11. Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Jointly Controlled by Banco Santander	R$ 590,219	R$ 595,230	R$ 613,366
Banco RCI Brasil S.A.	544,236	509,890	458,292
Norchem Participacoes e Consultoria S.A.		21,078	26,105
Cibrasec - Companhia Brasileira de Securitizacao		0	7,298
Estruturadora Brasileira de Projetos S.A. - EBP	1,273	3,889	3,690
Gestora de Inteligencia de Credito	28,680	47,744	59,098
Campo Grande Empreendimentos	255	255	255
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	51,073
Santander Auto S.A.	15,775	12,374	7,555
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes S.A.)	504,766	454,280	419,016
Webmotors S.A.	316,597	296,216	273,721
Tecnologia Bancaria S.A. - TECBAN	186,357	156,589	144,090
Hyundai Corretora de Seguros	1,044	934	0
PSA Corretora de Seguros e Servicos Ltda.	768	541	1,205
Significant Influence of Banco Santander	0	21,252	20,933
Norchem Holding e Negocios S.A.	0	21,252	20,933
Total	R$ 1,094,985	R$ 1,070,762	R$ 1,053,315